Cash flow information - Disclosure of reconciliation of liabilities arising from financing activities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash Flow Information [Abstract]
Liabilities arising from financing activities, beginning period	€ 176,847	€ 98,806
Proceeds of issue	910	92,309
Transaction costs	(944)	(11,198)
Repayments	(3,734)	(2,097)	€ (1,793)
Revaluations	(385)	393
Accrued interest	22,862	13,365
Payment of interest	(19,156)	(11,025)
Exchange rate difference	10,974	(3,706)
Liabilities arising from financing activities, end of period	€ 187,373	€ 176,847	€ 98,806